UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23862

Texas Capital Funds Trust
(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700, Dallas, TX	75201
(Address of principal executive offices)	(Zip code)

Neil Rajan, Secretary
Texas Capital Funds Trust
2000 McKinney Avenue, Suite 700, Dallas, TX 75201
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-945-229-5947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1. Reports to Stockholders.

(a)

Texas Capital Government Money Market ETF

(MMKT) NYSE

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/mmkt/. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$10	0.20%

Fund Statistics

Table Summary
Net Assets	$72,658,129
Total Number of Portfolio Holdings	29

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mirae Assets Repo, 3.68%, 07/01/2026	42.5%
United States Treasury Bill, 3.56%, 07/07/26	4.6%
United States Treasury Bill, 3.57%, 07/14/26	4.0%
United States Treasury Bill, 3.60%, 07/21/26	4.0%
United States Treasury Bill, 3.60%, 08/04/26	3.8%
United States Treasury Bill, 3.65%, 08/25/26	3.8%
United States Treasury Bill, 3.74%, 10/22/26	3.7%
United States Treasury Bill, 3.76%, 10/29/26	3.5%
United States Treasury Bill, 3.61%, 07/28/26	3.3%
United States Treasury Bill, 3.63%, 07/09/26	3.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
54.0%
Repurchase Agreements
42.5%
U.S. Government & Agencies
2.6%
Money Market Funds
0.9%
Other Assets in Excess of Liabilities
0.0%*

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Money Market Funds	0.9%
U.S. Government & Agencies	2.6%
Repurchase Agreements	42.5%
U.S. Treasury Obligations	54.0%
Footnote	Description
Footnote*	Rounded value of investments is less than 0.1% of total investments.

Texas Capital Government Money Market ETF

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fundsmanagement.texascapital.com/funds/mmkt/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-MMKT

Texas Capital Government Money Market Fund

(TXGXX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/txgxx/. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$10	0.20%

Fund Statistics

Table Summary
Net Assets	$184,133,487
Total Number of Portfolio Holdings	39

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mirae Asset Securities Repo, 3.68%, 07/01/26	42.4%
US Bancorp Repo, 3.64%, 07/01/26	9.2%
United States Treasury Bill, 3.76%, 04/15/27	2.8%
United States Treasury Bill, 3.60%, 08/04/26	2.4%
United States Treasury Bill, 3.65%, 08/25/26	2.4%
United States Treasury Bill, 3.74%, 10/22/26	2.4%
United States Treasury Floating Rate Note, 3.96%, 07/31/26	2.2%
United States Treasury Bill, 3.59%, 07/02/26	2.2%
United States Treasury Bill, 3.63%, 08/18/26	2.2%
Federal Home Loan Banks, 0.97%, 09/30/26	2.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Repurchase Agreements
51.6%
U.S. Treasury Obligations
40.3%
U.S. Government & Agencies
7.7%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
U.S. Government & Agencies	7.7%
U.S. Treasury Obligations	40.3%
Repurchase Agreements	51.6%

Texas Capital Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fundsmanagement.texascapital.com/funds/txgxx/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TXGXX

Texas Capital Texas Equity Index ETF

(TXS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/txs/. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$26	0.49%

Fund Statistics

Table Summary
Net Assets	$35,502,361
Number of Portfolio Holdings	231
Portfolio Turnover	2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Crowdstrike Holdings, Inc., Class A	7.2%
Tesla, Inc.	4.8%
McKesson Corp.	4.6%
Charles Schwab Corp. (The)	4.5%
Digital Realty Trust, Inc.	4.3%
Tenet Healthcare Corp.	4.1%
Waste Management, Inc.	3.5%
GameStop Corp., Class A	2.7%
CBRE Group, Inc., Class A	2.6%
Cheniere Energy, Inc.	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
18.7%
Energy
18.2%
Industrials
13.9%
Technology
12.0%
Real Estate
11.7%
Health Care
11.6%
Financials
7.2%
Consumer Staples
2.4%
Utilities
1.8%
Communications
1.5%
Money Market Funds
0.6%
Materials
0.4%

Table Summary
Value	Value
Materials	0.4%
Money Market Funds	0.6%
Communications	1.5%
Utilities	1.8%
Consumer Staples	2.4%
Financials	7.2%
Health Care	11.6%
Real Estate	11.7%
Technology	12.0%
Industrials	13.9%
Energy	18.2%
Consumer Discretionary	18.7%

Texas Capital Texas Equity Index ETF

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fundsmanagement.texascapital.com/funds/txs/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TXS

Texas Capital Texas Oil Index ETF

(OILT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/oilt/. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$19	0.35%

Fund Statistics

Table Summary
Net Assets	$12,048,078
Number of Portfolio Holdings	26
Portfolio Turnover	22%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Exxon Mobil Corp.	7.4%
Diamondback Energy, Inc.	7.2%
ConocoPhillips	7.1%
Occidental Petroleum Corp.	6.9%
EOG Resources, Inc.	6.2%
Ovintiv, Inc.	4.7%
Devon Energy Corp.	4.7%
Crescent Energy Co., Class A	4.7%
APA Corp.	4.4%
SM Energy Co.	4.4%

What did the Fund invest in?

Industry Weighting (% of net assets)

Oil & Gas Producers
87.9%
Gas & Water Utilities
7.3%
Oil, Gas & Consumable Fuels
4.4%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Oil, Gas & Consumable Fuels	4.4%
Gas & Water Utilities	7.3%
Oil & Gas Producers	87.9%

Texas Capital Texas Oil Index ETF

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fundsmanagement.texascapital.com/funds/oilt/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-OILT

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Government Money Market ETF
(MMKT)

NYSE

Semi-Annual Financial Statements
and Additional Information

June 30, 2026

Fund Adviser:
Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors 2000 McKinney Avenue, Suite 1800 Dallas, TX 75201

Texas Capital Texas Equity Index ETF
Schedule of Investments
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38%	Shares	Fair Value
Communications— 1.45%
AST SpaceMobile, Inc., Class A(a)	704	$62,558
AT&T, Inc.	17,456	361,339
Clear Channel Outdoor Holdings, Inc.(a)	6,841	16,555
iHeartMedia, Inc., Class A(a)	4,220	18,104
Match Group, Inc.	556	21,156
MNTN, Inc.(a)	1,932	17,774
Nexstar Media Group, Inc.	95	16,966
		514,452
Consumer Discretionary— 18.73%
Academy Sports & Outdoors, Inc.	6,733	317,326
Biglari Holdings, Inc., Class A(a)	19	39,989
Brinker International, Inc.(a)	3,932	660,576
Builders FirstSource, Inc.(a)	222	19,865
Carriage Services, Inc.	849	32,551
Cinemark Holdings, Inc.	500	15,865
Copart, Inc.(a)	2,022	57,000
D.R. Horton, Inc.	1,904	310,124
Dave & Buster’s Entertainment, Inc.(a)	20,804	237,166
Forestar Group, Inc.(a)	583	18,452
GameStop Corp., Class A(a)	43,805	967,214
Green Brick Partners, Inc.(a)	284	22,731
Group 1 Automotive, Inc.	1,236	359,886
LGI Homes, Inc.(a)	315	20,059
Microvast Holdings, Inc.(a)	14,675	17,170
Rush Enterprises, Inc., Class A	6,471	472,286
Sally Beauty Holdings, Inc.(a)	9,871	139,576
Service Corp. International	8,340	633,506
Target Hospitality Corp.(a)	3,926	79,933
Tesla, Inc.(a)	4,064	1,709,318
Wingstop, Inc.	2,495	432,658
XPEL, Inc.(a)	1,408	69,837
YETI Holdings, Inc.(a)	342	16,950
		6,650,038
Consumer Staples— 2.38%
Darling Ingredients, Inc.(a)	280	15,294
Kimberly-Clark Corp.	390	42,810
Quanex Building Products Corp.	960	17,875
Sysco Corp.	8,565	715,863
Vital Farms, Inc.(a)	1,568	18,236
Yesway, Inc.(a)	1,698	34,469
		844,547
Energy— 18.22%
APA Corp.	1,419	46,217
Archrock, Inc.	637	25,932
ASP Isotopes, Inc.(a)	2,838	17,653
Atlas Energy Solutions, Inc.	966	16,045

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38% - continued	Shares	Fair Value
Energy— 18.22% - continued
Baker Hughes Co., Class A	3,852	$213,786
Cheniere Energy, Inc.	3,566	852,310
Chevron Corp.	2,273	376,773
Chord Energy Corp.	210	24,003
Comstock Resources, Inc.(a)	1,232	18,381
ConocoPhillips	4,740	492,770
Core Laboratories, Inc.	1,218	14,190
Crescent Energy Co., Class A	1,422	13,964
CVR Energy, Inc.	526	14,486
Diamondback Energy, Inc.	763	134,120
DNOW, Inc.(a)	3,145	40,791
EOG Resources, Inc.	2,068	268,282
Excelerate Energy, Inc., Class A	488	18,539
Expro Group Holdings N.V.(a)	1,001	14,785
Exxon Mobil Corp.	5,036	688,522
Flotek Industries, Inc.(a)	696	16,370
Forum Energy Technologies, Inc.(a)	294	14,768
Granite Ridge Resources, Inc.	3,353	14,787
Halliburton Co.	2,613	88,711
Helix Energy Solutions Group, Inc.(a)	1,704	14,893
Hess Midstream, L.P., Class A	1,071	40,270
HF Sinclair Corp.	233	16,229
HMH Holding, Inc.(a)	779	14,598
Innovex International, Inc.(a)	570	14,136
Kimbell Royalty Partners, L.P.	1,059	15,387
Kinder Morgan, Inc.	16,654	532,428
Kinetik Holdings, Inc., Class A	456	22,043
Kodiak Gas Services, Inc.	376	28,249
Kosmos Energy Ltd.(a)	5,478	11,559
Landbridge Co., LLC, Class A	250	19,810
Magnolia Oil & Gas Corp., Class A	674	17,241
Matador Resources Co.	433	21,555
Murphy Oil Corp.	501	16,313
National Energy Services Reunited Corp.(a)	702	21,011
Natural Gas Services Group, Inc.	396	17,083
Newpark Resources, Inc.(a)	1,132	18,010
Noble Corp. plc	470	17,531
NOV, Inc.	779	14,450
Occidental Petroleum Corp.	2,813	136,627
Oceaneering International, Inc.(a)	418	16,937
Oil States International, Inc.(a)	1,961	15,708
Par Pacific Holdings, Inc.(a)	284	15,927
Patterson-UTI Energy, Inc.	1,359	12,476
Permian Resources Corp., Class A	2,991	55,064
Phillips 66	482	81,482
ProPetro Holding Corp.(a)	1,093	15,674
Range Resources Corp.	876	32,578

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38% - continued	Shares	Fair Value
Energy— 18.22% - continued
Ranger Energy Services, Inc.	1,045	$16,730
Ring Energy, Inc.(a)	12,703	13,719
Sable Offshore Corp. (a)	1,377	4,241
Schlumberger Ltd.	5,809	270,060
Select Water Solutions, Inc., Class A	895	17,882
Solaris Energy Infrastructure, Inc., Class A	244	19,632
T1 Energy, Inc.(a)	2,088	19,794
Talen Energy Corp.(a)	197	75,699
Talos Energy, Inc.(a)	1,067	13,775
Targa Resources Corp.	1,829	490,428
TETRA Technologies, Inc.(a)	1,587	17,981
Texas Pacific Land Corp.	1,462	639,830
Tidewater, Inc.(a)	222	14,792
VAALCO Energy, Inc.	3,052	15,504
Valero Energy Corp.	354	92,196
Viper Energy, Inc., Class A	736	31,206
W&T Offshore, Inc.	3,794	11,951
Weatherford International PLC	265	21,598
		6,468,472
Financials— 7.18%
Applied Digital Corp.(a)	635	23,685
Charles Schwab Corp. (The)	17,290	1,595,348
Corebridge Financial, Inc.	2,968	84,974
Cullen/Frost Bankers, Inc.	635	98,120
EZCORP, Inc., Class A(a)	568	19,636
First Financial Bankshares, Inc.	1,212	41,935
FirstCash Holdings, Inc.	433	93,667
Globe Life, Inc.	832	148,662
Goosehead Insurance, Inc., Class A(a)	385	18,672
Hilltop Holdings, Inc.	435	16,869
International Bancshares Corp.	585	44,431
P10, Inc., Class A	1,994	15,693
Prosperity Bancshares, Inc.	1,053	76,901
Skyward Specialty Insurance Group, Inc.(a)	385	22,465
South Plains Financial, Inc.	393	16,932
Southside Bancshares, Inc.	485	17,067
Stellar Bancorp, Inc.	467	18,363
Stewart Information Services Corp.	314	20,730
Strive, Inc.(a)	1,147	12,514
Third Coast Bancshares, Inc.(a)	411	16,604
TPG, Inc., Class A	1,543	62,569
Triumph Financial, Inc.(a)	236	18,009
TWFG, Inc.(a)	754	18,134
Victory Capital Holdings, Inc., Class A	557	46,821
		2,548,801
Health Care— 11.60%
Addus HomeCare Corp.(a)	1,659	166,680

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38% - continued	Shares	Fair Value
Health Care— 11.60% - continued
Caris Life Sciences, Inc.(a)	914	$16,288
Castle Biosciences, Inc.(a)	781	18,627
Concentra Group Holdings Parent, Inc.	10,460	311,185
Forte Biosciences, Inc.(a)	983	20,889
Integer Holdings Corp.(a)	180	16,821
Lexicon Pharmaceuticals, Inc.(a)	8,810	21,144
McKesson Corp.	2,154	1,627,562
Natera, Inc.(a)	165	44,789
Nutex Health, Inc.(a)	463	79,122
Orthofix Medical, Inc. (a)	1,690	15,447
Shattuck Labs, Inc.(a)	4,020	27,899
Sonida Senior Living, Inc.(a)	4,075	166,260
Taysha Gene Therapies, Inc.(a)	3,340	22,745
Tenet Healthcare Corp.(a)	7,851	1,468,765
U.S. Physical Therapy, Inc.	1,359	93,336
		4,117,559
Industrials— 13.93%
AECOM	1,708	119,218
Alamo Group, Inc.	109	17,929
American Airlines Group, Inc.(a)	5,531	99,945
AMN Healthcare Services, Inc.(a)	563	18,224
Arcosa, Inc.	181	26,298
AZZ, Inc.	117	18,141
Bristow Group, Inc.	380	15,702
Cactus, Inc., Class A	283	14,498
Caterpillar, Inc.	559	595,279
CECO Environmental Corp.(a)	179	16,242
Chart Industries, Inc.(a)	82	17,133
Comfort Systems USA, Inc.	266	527,199
CorVel Corp.(a)	2,599	162,490
CSW Industrials, Inc.	63	17,533
Distribution Solutions Group, Inc.(a)	606	16,574
DXP Enterprises, Inc.(a)	224	37,798
Ennis, Inc.	801	17,021
Fermi, Inc.(a)	2,419	22,158
Firefly Aerospace, Inc. (a)	492	14,465
Flowserve Corp.	216	16,019
Fluor Corp.(a)	1,817	95,193
Hyliion Holdings Corp.(a)	2,395	12,478
IES Holdings, Inc.(a)	138	101,383
Insperity, Inc.	457	18,879
Intuitive Machines, Inc.(a)	616	13,176
Jacobs Solutions, Inc.	1,559	196,434
KBR, Inc.	1,655	57,147
Kirby Corp.(a)	450	61,186
Kratos Defense & Security Solutions, Inc.(a)	300	14,958
Lennox International, Inc.	36	20,626

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38% - continued	Shares	Fair Value
Industrials— 13.93% - continued
Orion Group Holdings, Inc.(a)	1,246	$20,958
Powell Industries, Inc.	64	18,327
Primoris Services Corp.	403	39,945
Quanta Services, Inc.	1,135	817,245
Southwest Airlines Co.	4,152	213,496
Sterling Infrastructure, Inc.(a)	230	193,053
Trinity Industries, Inc.	490	16,944
TSS, Inc.(a)	1,424	17,515
Waste Management, Inc.	5,510	1,228,069
		4,946,878
Materials— 0.45%
ATI, Inc.(a)	160	31,536
Celanese Corp.	327	15,042
Commercial Metals Co.	231	14,495
Eagle Materials, Inc.	78	17,550
Huntsman Corp.	1,152	12,234
United States Antimony Corp.(a)	2,417	17,548
United States Lime & Minerals, Inc.	160	16,747
Uranium Energy Corp.(a)	1,814	19,337
Westlake Corp.	189	13,797
		158,286
Real Estate— 11.68%
Camden Property Trust	2,367	270,998
CBRE Group, Inc., Class A(a)	6,981	940,271
Crown Castle International Corp.	10,511	795,998
Digital Realty Trust, Inc.	8,466	1,520,324
Howard Hughes Holdings, Inc.(a)	1,137	81,284
Invitation Homes, Inc.	14,289	431,671
NETSTREIT Corp.	2,277	48,113
New Era Energy & Digital, Inc.(a)	3,724	23,759
NexPoint Residential Trust, Inc.	559	15,607
Summit Hotel Properties, Inc.	2,702	18,941
		4,146,966
Technology— 11.95%
Alkami Technology, Inc.(a)	1,098	19,896
Ambiq Micro, Inc.(a)	219	19,338
Applied Optoelectronics, Inc.(a)	94	13,927
Bumble, Inc., Class A(a)	5,995	19,184
Cirrus Logic, Inc.(a)	104	15,447
CommScope Holding Co., Inc.	1,368	17,483
Crowdstrike Holdings, Inc., Class A(a)	3,340	2,548,888
Dell Technologies, Inc., Class C	346	149,285
Digital Turbine, Inc.(a)	1,598	20,614
Diodes, Inc.(a)	165	18,058
Flex Ltd.(a)	435	70,501
Hewlett Packard Enterprise Co.	1,593	71,860
Omnicell, Inc.(a)	573	23,791

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.38% - continued	Shares	Fair Value
Technology— 11.95% - continued
Oracle Corp.	4,340	$636,027
Q2 Holdings, Inc.(a)	373	17,941
Rackspace Technology, Inc.(a)	3,170	20,700
Sabre Corp.(a)	10,238	21,397
Silicon Laboratories, Inc.(a)	76	16,610
TaskUs, Inc., Class A(a)	2,970	13,900
Texas Instruments, Inc.	1,103	328,771
Tyler Technologies, Inc.(a)	555	162,315
Upbound Group, Inc.	846	17,952
		4,243,885
Utilities— 1.81%
Atmos Energy Corp.	734	126,447
CenterPoint Energy, Inc.	2,907	128,024
NRG Energy, Inc.	899	131,308
Vistra Corp.	1,489	236,200
WaterBridge Infrastructure, LLC, Class A	545	18,677
		640,656

Total Common Stocks — 99.38% (Cost $28,331,264)		35,280,540

MONEY MARKET FUNDS — 0.62%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.62%(b)	220,398	220,398
Total Money Market Funds (Cost $220,398)		220,398
Total Investments — 100.00% (Cost $28,551,662)		35,500,938
Other Assets in Excess of Liabilities — 0.00% (c)		1,423
NET ASSETS — 100.00%		$35,502,361

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	Less than (0.05%).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Schedule of Investments
June 30, 2026 - (Unaudited)

COMMON STOCKS— 99.52%	Shares	Fair Value
Gas & Water Utilities — 7.28%
Osaka Gas Company Ltd. (Japan)	11,975	$401,857
Tokyo Gas Company Ltd. (Japan)	12,605	474,556
		876,413
Oil & Gas Producers — 87.89%
APA Corp.	16,325	531,705
BP PLC - ADR	12,419	458,882
Comstock Resources, Inc.(a)	32,687	487,690
ConocoPhillips	8,235	856,111
Crescent Energy Co., Class A	57,255	562,244
Devon Energy Corp.	13,684	565,423
Diamondback Energy, Inc.	4,935	867,474
Diversified Energy Co.	13,706	189,965
EOG Resources, Inc.	5,740	744,650
Exxon Mobil Corp.	6,480	885,946
Kinder Morgan, Inc.	15,605	498,892
Magnolia Oil & Gas Corp., Class A	17,626	450,873
Matador Resources Co.	1,990	99,062
Murphy Oil Corp.	6,842	222,776
Occidental Petroleum Corp.	17,127	831,858
Ovintiv, Inc.	10,798	568,515
Permian Resources Corp., Class A	27,820	512,166
Repsol S.A. - ADR	5,649	141,507
Riley Exploration Permian, Inc.	5,027	165,690
Ring Energy, Inc.(a)	167,096	180,464
SM Energy Co.	20,310	530,091
TotalEnergies S.E.	3,052	237,324
		10,589,308
Oil, Gas & Consumable Fuels — 4.35%
Chevron Corp.	3,163	524,299
Total Common Stocks — 99.52% (Cost $11,821,384)		11,990,020

MONEY MARKET FUNDS— 0.34%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.62%(b)	41,043	41,043
Total Money Market Funds (Cost $41,043)		41,043
Total Investments — 99.86% (Cost $11,862,427)		12,031,063
Other Assets in Excess of Liabilities — 0.14%		17,015
NET ASSETS — 100.00%		$12,048,078

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Schedule of Investments
June 30, 2026 - (Unaudited)

U.S. GOVERNMENT & AGENCIES— 2.59%	Principal Amount	Fair Value
Federal Home Loan Banks, 1.35%, 12/7/2026	$105,000	$103,822
Federal Home Loan Banks, 1.90%, 12/14/2026	250,000	247,687
Federal Home Loan Banks, 1.05%, 12/23/2026	25,000	24,644
Federal Home Loan Banks, 1.40%, 12/30/2026	500,000	493,714
Federal Home Loan Banks, 3.25%, 3/12/2027	15,000	14,919
Federal Home Loan Banks, 3.88%, 5/26/2027	1,000,000	998,754

Total U.S. Government & Agencies (Cost $1,884,992)		1,883,540

U.S. TREASURY OBLIGATIONS— 53.92%
United States Treasury Bill, 3.56%, 7/7/2026	3,320,900	3,318,928
United States Treasury Bill, 3.63%, 7/9/2026	2,328,000	2,326,121
United States Treasury Bill, 3.57%, 7/14/2026	2,900,000	2,896,259
United States Treasury Bill, 3.60%, 7/21/2026	2,900,000	2,894,206
United States Treasury Bill, 3.61%, 7/28/2026	2,416,700	2,410,159
United States Treasury Bill, 3.60%, 8/4/2026	2,803,300	2,793,757
United States Treasury Bill, 3.65%, 8/25/2026	2,753,300	2,737,947
United States Treasury Bill, 3.67%, 9/8/2026	1,933,300	1,919,713
United States Treasury Bill, 3.64%, 9/17/2026	1,184,200	1,174,860
United States Treasury Bill, 3.69%, 10/15/2026	483,300	478,049
United States Treasury Bill, 3.74%, 10/22/2026	2,703,200	2,671,455
United States Treasury Bill, 3.76%, 10/29/2026	2,561,700	2,529,625
United States Treasury Bill, 3.75%, 11/5/2026	483,300	476,906
United States Treasury Bill, 3.77%, 11/27/2026	483,300	475,769
United States Treasury Bill, 3.80%, 12/17/2026	1,933,300	1,898,812
United States Treasury Bill, 3.74%, 2/18/2027	934,500	912,002
United States Treasury Bill, 3.75%, 3/18/2027	1,885,000	1,834,004
United States Treasury Bill, 3.76%, 4/15/2027	1,933,300	1,875,120
United States Treasury Bill, 3.76%, 5/13/2027	483,300	467,341
United States Treasury Floating Rate Note, 3.96%, 7/31/2026	1,401,700	1,401,769
United States Treasury Floating Rate Note, 3.98%, 10/31/2026	1,682,000	1,682,959

Total U.S. Treasury Obligations (Cost $39,184,458)		39,175,761

REPURCHASE AGREEMENTS — 42.53%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.68%, dated 6/30/2026 and maturing 7/1/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 8.00% and maturity dates ranging from 7/15/2026 to 6/1/2056 with a par value of $128,686,119 and a collateral value of $31,345,874	30,900,000	30,900,000
Total Repurchase Agreements (Cost $30,900,000)		30,900,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

MONEY MARKET FUNDS — 0.94%	Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.62%(a)	681,542	$681,542
Total Money Market Funds (Cost $681,542)		681,542
Total Investments — 99.98% (Cost $72,650,992)		72,640,843
Other Assets in Excess of Liabilities — 0.02%		17,286
NET ASSETS — 100.00%		$72,658,129

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Assets and Liabilities
June 30, 2026 - (Unaudited)

			Texas Capital
	Texas Capital	Texas Capital	Government
	Texas Equity	Texas Oil	Money
	Index ETF	Index ETF	Market ETF
Assets
Investments in securities, at fair value (cost
$28,551,662, $11,862,427 and $41,750,992)	$35,500,938	$12,031,063	$41,740,843
Foreign currency (cost $–, $141,787 and $–)	—	141,088	—
Repurchase Agreements (cost $–, $– and $30,900,000)	—	—	30,900,000
Dividends and interest receivable	15,333	6,965	29,641
Tax reclaims receivable	—	612	—
Total Assets	35,516,271	12,179,728	72,670,484

Liabilities
Payable for investments purchased	—	127,786	—
Payable to Adviser	13,910	3,864	12,355
Total Liabilities	13,910	131,650	12,355
Net Assets	$35,502,361	$12,048,078	$72,658,129

Net Assets consist of:
Paid-in capital	27,178,876	12,157,950	72,617,859
Accumulated earnings (deficit)	8,323,485	(109,872)	40,270

Net Assets	$35,502,361	$12,048,078	$72,658,129
Shares outstanding (unlimited number of shares authorized, no par value)	884,000	445,001	725,000
Net asset value per share	$40.16	$27.07	$100.22

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Operations
For the six months ended June 30, 2026 - (Unaudited)

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Government
	Equity	Texas Oil	Money
	Index ETF	Index ETF	Market ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $2,880 and $–)	$242,090	$194,817	$7,880
Interest income	—	—	1,343,387
Total investment income	242,090	194,817	1,351,267

Expenses
Advisory fees	81,851	22,658	73,084
Total operating expenses	81,851	22,658	73,084
Net investment income	160,239	172,159	1,278,183

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities	(88,647)	(222,039)	(63)
Net realized gain from in-kind redemptions	1,823,453	182,121	206
Foreign currency transactions	—	(4,046)	—
Change in unrealized appreciation (depreciation) on investment securities	2,263,694	1,596,612	(29,180)
Foreign currency translations	—	(166)	—
Net realized and change in unrealized gain (loss) on investment securities	3,998,500	1,552,482	(29,037)
Net increase in net assets resulting from operations	$4,158,739	$1,724,641	$1,249,146

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets

	Texas Capital Texas Equity
	Index ETF
	For the Six
	Months	For the
	Ended June	Year Ended
	30, 2026	December 31,
	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$160,239	$273,395
Net realized loss on investment securities and foreign currency transactions	(88,647)	(347,059)
Net realized gain from in-kind redemptions	1,823,453	2,431,235
Change in unrealized appreciation on investment securities and foreign currency transactions	2,263,694	467,955
Net increase in net assets resulting from operations	4,158,739	2,825,526

Distributions to Shareholders from Earnings	(141,970)	(266,033)

Capital Transactions
Proceeds from shares sold	4,275,876	8,137,208
Amount paid for shares redeemed	(4,197,718)	(8,351,535)
Net increase (decrease) in net assets resulting from capital transactions	78,158	(214,327)
Total Increase in Net Assets	4,094,927	2,345,166

Net Assets
Beginning of year/period	$31,407,434	$29,062,268
End of year/period	$35,502,361	$31,407,434

Share Transactions
Shares sold	110,000	240,000
Shares redeemed	(110,000)	(250,000)
Net decrease in shares outstanding	—	(10,000)

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Texas Oil Index
	ETF
	For the Six
	Months	For the
	Ended June	Year Ended
	30, 2026	December 31,
	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$172,159	$358,089
Net realized loss on investment securities	(226,085)	(204,114)
Net realized gain from in-kind redemptions	182,121	473,213
Change in unrealized appreciation (depreciation) on investment securities	1,596,446	(952,194)
Net increase (decrease) in net assets resulting from operations	1,724,641	(325,006)

Distributions to Shareholders from Earnings	(170,416)	(369,152)

Capital Transactions
Proceeds from shares sold	1,343,390	1,563,887
Amount paid for shares redeemed	(849,549)	(3,723,967)
Net increase (decrease) in net assets resulting from capital transactions	493,841	(2,160,080)
Total Increase (Decrease) in Net Assets	2,048,066	(2,854,238)

Net Assets
Beginning of year/period	$10,000,012	$12,854,250
End of year/period	$12,048,078	$10,000,012

Share Transactions
Shares sold	40,000	70,000
Shares redeemed	(30,000)	(160,000)
Net increase (decrease) in shares outstanding	10,000	(90,000)

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Government
	Money Market ETF
	For the Six
	Months	For the
	Ended June	Year Ended
	30, 2026	December 31,
	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,278,183	$2,176,433
Net realized gain (loss) on investment securities	(63)	11
Net realized gain from in-kind redemptions	206	621
Change in unrealized appreciation (depreciation) on investment securities	(29,180)	8,052
Net increase in net assets resulting from operations	1,249,146	2,185,117

Distributions to Shareholders from Earnings	(1,227,928)	(2,176,423)

Capital Transactions
Proceeds from shares sold	15,038,128	35,075,120
Amount paid for shares redeemed	(12,529,925)	(7,518,606)
Net increase in net assets resulting from capital transactions	2,508,203	27,556,514
Total Increase in Net Assets	2,529,421	27,565,208

Net Assets
Beginning of year/period	$70,128,708	$42,563,500
End of year/period	$72,658,129	$70,128,708

Share Transactions
Shares sold	150,000	350,000
Shares redeemed	(125,000)	(75,000)
Net increase in shares outstanding	25,000	275,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months		For the	For the	Period
	Ended June		Year Ended	Year Ended	Ended
	30, 2026		December	December	December
	(Unaudited)		31, 2025	31, 2024	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$35.53		$32.51	$26.40	$25.00

Investment operations:
Net investment income	0.18		0.30	0.28	0.14
Net realized and unrealized gain on investments	4.61		3.01	6.11	1.40
Total from investment operations	4.79		3.31	6.39	1.54

Less distributions to shareholders from:
Net investment income	(0.16)		(0.29)	(0.28)	(0.14)
Total distributions	(0.16)		(0.29)	(0.28)	(0.14)

Net asset value, end of year/period	$40.16		$35.53	$32.51	$26.40
Market price, end of year/period	$40.12		$35.55	$32.50	$26.39

Total Return(b)	13.50	% (c)	10.20%	24.30%	6.18	% (c)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$35,502		$31,407	$29,062	$18,848
Ratio of expenses to average net assets	0.49	% (d)	0.49%	0.49%	0.49	% (d)
Ratio of net investment income to average net assets	0.96	% (d)	0.88%	0.97%	1.24	% (d)
Portfolio turnover rate (e)	2	% (c)	18%	3%	3	% (c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months		For the	For the	Period
	Ended June		Year Ended	Year Ended	Ended
	30, 2026		December	December	December
	(Unaudited)		31, 2025	31, 2024	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$22.99		$24.48	$24.77	$24.75

Investment operations:
Net investment income	0.39		0.69	0.67	—	(b)
Net realized and unrealized gain (loss) on investments	4.08		(1.46)	(0.32)	0.02
Total from investment operations	4.47		(0.77)	0.35	0.02

Less distributions to shareholders from:
Net investment income	(0.39)		(0.72)	(0.64)	—
Total distributions	(0.39)		(0.72)	(0.64)	—

Net asset value, end of year/period	$27.07		$22.99	$24.48	$24.77
Market price, end of year/period	$27.05		$22.99	$24.52	$24.92

Total Return(c)	19.27	% (d)	(3.17)%	1.36%	0.08	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$12,048		$10,000	$12,854	$248
Ratio of expenses to average net assets	0.35	% (e)	0.35%	0.35%	0.35	% (e)
Ratio of net investment income to average net assets	2.66	% (e)	3.03%	2.69%	0.11	% (e)
Portfolio turnover rate (f)	22	% (d)	13%	13%	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended June		Year Ended	Ended
	30, 2026		December	December
	(Unaudited)		31, 2025	31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$100.18		$100.15	$100.00

Investment operations:
Net investment income	1.76		4.02	1.07
Net realized and unrealized gain (loss) on investments	(0.03)		0.03	0.15
Total from investment operations	1.73		4.05	1.22

Less distributions to shareholders from:
Net investment income	(1.69)		(4.02)	(1.07)
Total distributions	(1.69)		(4.02)	(1.07)

Net asset value, end of year/period	$100.22		$100.18	$100.15
Market price, end of year/period	$100.22		$100.21	$100.16

Total Return(b)	1.71	% (c)	4.13%	1.23	% (c)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$72,658		$70,129	$42,564
Ratio of expenses to average net assets	0.20	% (d)	0.20%	0.20	% (d)
Ratio of net investment income to average net assets	3.50	% (d)	4.02%	4.49	% (d)

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Notes to the Financial Statements
June 30, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, and Texas Capital Government Money Market ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF commenced operations on December 20, 2023. The Texas Capital Government Money Market ETF commenced operations on September 24, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Government Money Market ETF is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Funds operate as single reportable segments as defined under Accounting Standards Codification (“ASC”) 280, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ASC Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Texas Capital Government Money Market ETF may enter into repurchase agreements. Repurchase agreements are transactions in which the Texas Capital Government Money Market ETF purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Texas Capital Government Money Market ETF maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Texas Capital Government Money Market ETF may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of June 30, 2026, the Texas Capital Government Money Market ETF had undivided interests in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for each repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset
Securities and Bank of
New York
Coupon	Dated	Due	Amount
3.68%	6/30/2026	7/1/2026	$30,900,000

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF typically distributes net investment income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. The Texas Capital Government Money Market ETF typically distributes net investment income weekly and any realized net gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds (“ETFs”), exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Although the Texas Capital Government Money Market ETF will seek to qualify as a “government money market fund”, it will not seek to maintain a stable NAV per share using the amortized cost method of valuation. Instead, the Texas Capital Government Money Market ETF will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Texas Capital Government Money Market ETF’s shares will be traded on the NYSE and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2026:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Equity Index ETF
Common Stocks(a)	$35,280,540	$—	$—	$35,280,540
Money Market Funds	220,398	—	—	220,398
Total	$35,500,938	$—	$—	$35,500,938

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Oil Index ETF
Common Stocks(a)	$11,990,020	$—	$—	$11,990,020
Money Market Funds	41,043	—	—	41,043
Total	$12,031,063	$—	$—	$12,031,063

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market ETF
U.S. Government & Agencies	$—	$1,883,540	$—	$1,883,540
U.S. Treasury Obligations	—	39,175,761	—	39,175,761
Repurchase Agreements	—	30,900,000	—	30,900,000
Money Market Funds	681,542	—	—	681,542
Total	$681,542	$71,959,301	$—	$72,640,843

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

			Texas Capital
	Texas Capital Texas	Texas Capital Texas	Government Money
	Equity Index ETF	Oil Index ETF	Market ETF
Advisory fees rate	0.49%	0.35%	0.20%
Advisory fees earned	$81,851	$22,658	$73,084
Payable to Adviser	$13,910	$3,864	$12,355

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$4,124,079	$744,522
Texas Capital Texas Oil Index ETF	2,821,616	2,814,151

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2026 - (Unaudited)

For the six months ended June 30, 2026, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$786,374	$4,225,671
Texas Capital Texas Oil Index ETF	1,323,438	832,162

For the six months ended June 30, 2026, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Government Money Market ETF had in-kind net realized gains of $1,823,453, $182,121 and $206, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2026.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Shares are created and redeemed by the Texas Capital Government Money Market ETF only in Creation Unit size aggregations of 25,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the six months ended June 30, 2026, the Funds did not have any Standard Transaction Fees or Variable Charges.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

The Transaction Fees for the Funds are listed in the table below:

	In-kind	Cash
	Transaction	Transaction	Variable
	Fee	Fee	Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00%*
Texas Capital Government Money Market ETF	$100	$100	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Government
	Texas Equity	Texas Oil Index	Money Market
	Index ETF	ETF	ETF
Gross unrealized appreciation	$8,357,542	$742,015	$336
Gross unrealized depreciation	(1,408,266)	(573,379)	(10,485)
Net unrealized appreciation (depreciation) on investments	$6,949,276	$168,636	$(10,149)
Tax cost of investments	$28,551,662	$11,862,427	$72,650,992

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2025, the Funds’ most recent fiscal year end, were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Government
	Texas Equity	Texas Oil Index	Money Market
	Index ETF	ETF	ETF
	2025	2025	2025
Distributions paid from:
Ordinary income(a)	$266,033	$369,152	$2,176,423
Tax return of capital	$—	$—	$—
Total distributions paid	$266,033	$369,152	$2,176,423

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Government Money Market ETF
Undistributed ordinary income	$—	$—	$21
Accumulated capital and other losses	(399,800)	(236,088)	—
Unrealized appreciation (depreciation) on investments	4,706,516	(1,428,009)	19,031
Total accumulated earnings (deficit)	$4,306,716	$(1,664,097)	$19,052

As of December 31, 2025, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short-	Long-
	Term	Term
Texas Capital Texas Equity Index ETF	$—	$399,800
Texas Capital Texas Oil Index ETF	$53,857	$182,231

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds’ financial positions or results of operations. For the six months ended June 30, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

NOTE 7. PRINCIPAL RISKS

Texas Capital Texas Equity Index ETF and Texas Capital Texas Oil Index ETF

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Texas Capital Texas Oil Index ETF had 92.24% of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production, technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector, unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

Texas Capital Government Money Market ETF

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the U.S. Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s NAV per share. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Liquidity Risk: Although the Fund invests in a diversified portfolio of high-quality instruments, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the Fund’s ability to redeem its Shares for cash may be affected.

Each Fund’s prospectus contains more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Texas Capital Funds Trust (the “Trust”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) on behalf of each of the Texas Capital Texas Equity Index ETF, the Texas Capital Texas Oil Index ETF, and the Texas Capital Government Money Market ETF (the “Government Money Market ETF,” together with the Texas Capital Texas Equity Index ETF and the Texas Capital Texas Oil Index ETF, the “ETFs” or the “Funds”), for an additional one-year term. The Board unanimously approved the Advisory Agreements at a meeting held on June 9, 2026, at which all of the Trustees were present.

In deciding whether to approve the Advisory Agreements, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Board meeting held on June 9, 2026 (the “Meeting”) and were not the result of any one factor. The Board took into account discussions with the Adviser and information, both written and oral, provided to the Board at and between prior meetings with respect to the services provided by the Adviser to the Funds, including quarterly performance reports prepared by the Adviser containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board at the Meeting and throughout the year was both written and oral. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreements with respect to each of the Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Funds

Additional Information (Unaudited) (continued)

and their background and experience; a summary of the financial condition of the Adviser; a quarterly written report containing the Funds’ performance information; the Adviser’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management processes and procedures; an annual review of the operation of the Adviser’s compliance program; information regarding the Adviser’s compliance and regulatory history; and information prepared by Morningstar, Inc. (“Morningstar”), an independent third-party data provider, analyzing the performance record, fees and expenses of each of the Funds to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Morningstar.

In considering the nature, extent and quality of services provided by the Adviser under the Advisory Agreements, the Board considered the Adviser’s asset management, risk management, operations, and compliance experience. The Board considered that the Adviser had summarized each of the investment strategies used for the Funds and that the ETFs (except the Government Money Market ETF) are managed passively and, therefore, the Adviser’s investment decisions are driven by changes in the underlying indices. The Board considered that the Adviser does not make adjustments to these ETFs’ portfolios in response to market conditions; however, the Adviser may make adjustments to the ETFs’ cash holdings in response to market volatility. The Board noted that, in addition to reports from the Adviser, on a regular basis it receives and reviews information from the Trust’s CCO regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of the Adviser and any disciplinary history. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of the Adviser’s compliance program and any compliance matters over the past year.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of the Adviser’s management and the quality of the performance of the Adviser’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that the Adviser had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Funds.

Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings throughout the year information about each Fund’s performance results. Among other data, the Board considered information for each Fund’s performance for the one-year and since inception periods ended March 31, 2026, as compared to applicable benchmarks provided by Morningstar, comparing the investment performance of each Fund to a universe of peer funds.

Additional Information (Unaudited) (continued)

The Board considered that the gross and net yield performance of the Government Money Market ETF was also provided. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the peer group. The Board also received discount/premium information for the Funds, as well as tracking error information for those Funds passively managed against an index. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to improve performance. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe.

Based on these considerations, the Board concluded that the Adviser continues to have the capability of providing satisfactory investment performance for the Funds.

Fees and Expenses. The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreements and each Fund’s total net expense ratio. The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board considered that each ETF pays the Adviser a unitary management fee at an annual rate stated as a percentage of the average daily net assets of the Fund and that, under the Advisory Agreements, the Adviser bears all of the costs of the ETFs, except for the management fee payment under the Advisory Agreements, payments under the ETFs’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the ETFs, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business. The Board also took into account management’s discussion of each Fund’s expenses. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreements with respect to each of the Funds was reasonable.

Profitability. The Board considered the Adviser’s profitability and whether these profits were reasonable in light of the services provided to each of the Funds. The Board reviewed a profitability analysis prepared by the Adviser based on each Fund’s asset level and considered the total profits of the Adviser from its relationship with each of the Funds on a Fund-by-Fund basis and for such Funds in the aggregate. The Board also considered that the Adviser had entered into unitary fee arrangements with respect to the Funds under which the Adviser reimbursed such Funds for expenses over the applicable unitary fee rate. The Board concluded that the Adviser’s profitability from its

Additional Information (Unaudited) (continued)

relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Board noted that each Fund’s current advisory fee does not include breakpoints and took into account the Adviser’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that, while expenses of managing each Fund as a percentage of assets under management were expected to decrease as each Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective Fund had achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Funds, including: (a) trading efficiencies resulting from aggregation of orders of the Funds; (b) the Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Funds; and/or (e) the possibility that the working relationship between the Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the Funds, including information and representations made by the Adviser at the Meeting, determined that approval of the Advisory Agreements with respect to each of the Funds for an additional one-year term was in the best interests of each Fund and its shareholders.

In considering the renewal of the Advisory Agreements with respect to each of the Funds, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Texas Capital Government Money Market Fund (TXGXX)

Semi-Annual Financial Statements

and Additional Information

June 30, 2026

Fund Adviser:
Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800 Dallas, TX 75201

Texas Capital Government Money Market Fund
Schedule of Investments
June 30, 2026 - (Unaudited)

U.S. GOVERNMENT & AGENCIES— 7.65%	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp., 4.50%, 8/14/2026	$785,000	$785,761
Federal Home Loan Banks, 1.05%, 8/13/2026	1,550,000	1,545,282
Federal Home Loan Banks, 0.97%, 9/30/2026	4,000,000	3,972,880
Federal Home Loan Banks, 2.05%, 10/27/2026	105,000	104,448
Federal Home Loan Banks, 1.40%, 12/30/2026	2,500,000	2,470,656
Federal Home Loan Banks, 3.88%, 5/26/2027	3,730,000	3,727,636
Federal National Mortgage Association, 0.77%, 11/25/2026	1,500,000	1,481,966

Total U.S. Government & Agencies (Cost $14,088,629)		14,088,629

U.S. TREASURY OBLIGATIONS— 40.32%
United States Treasury Bill, 3.59%, 7/2/2026	4,000,000	3,999,607
United States Treasury Bill, 3.62%, 7/9/2026	2,500,000	2,498,040
United States Treasury Bill, 3.60%, 7/21/2026	3,000,000	2,993,987
United States Treasury Bill, 3.62%, 7/28/2026	3,000,000	2,991,864
United States Treasury Bill, 3.60%, 8/4/2026	4,500,000	4,484,601
United States Treasury Bill, 3.61%, 8/6/2026	1,500,000	1,494,695
United States Treasury Bill, 3.64%, 8/13/2026	1,500,000	1,493,666
United States Treasury Bill, 3.63%, 8/18/2026	4,000,000	3,980,768
United States Treasury Bill, 3.65%, 8/25/2026	4,500,000	4,475,163
United States Treasury Bill, 3.67%, 8/27/2026	3,000,000	2,983,225
United States Treasury Bill, 3.65%, 9/3/2026	1,000,000	993,722
United States Treasury Bill, 3.66%, 9/8/2026	3,000,000	2,979,300
United States Treasury Bill, 3.64%, 9/17/2026	1,000,000	992,231
United States Treasury Bill, 3.69%, 10/15/2026	500,000	494,628
United States Treasury Bill, 3.74%, 10/22/2026	4,500,000	4,449,179
United States Treasury Bill, 3.76%, 10/29/2026	2,750,000	2,716,989
United States Treasury Bill, 3.75%, 11/5/2026	2,500,000	2,468,111
United States Treasury Bill, 3.75%, 11/12/2026	2,500,000	2,466,416
United States Treasury Bill, 3.76%, 11/27/2026	2,000,000	1,969,935
United States Treasury Bill, 3.79%, 12/3/2026	500,000	492,062
United States Treasury Bill, 3.80%, 12/17/2026	2,000,000	1,964,163
United States Treasury Bill, 3.67%, 1/21/2027	1,000,000	979,906
United States Treasury Bill, 3.73%, 2/18/2027	1,500,000	1,465,248
United States Treasury Bill, 3.74%, 3/18/2027	3,500,000	3,409,147
United States Treasury Bill, 3.76%, 4/15/2027	5,250,000	5,099,198
United States Treasury Bill, 3.76%, 5/13/2027	1,000,000	967,833
United States Treasury Bill, 3.80%, 6/10/2027	2,000,000	1,926,136
United States Treasury Floating Rate Note, 3.96%, 7/31/2026	4,000,000	4,000,322
United States Treasury Floating Rate Note, 3.98%, 10/31/2026	3,000,000	3,001,582

Total U.S. Treasury Obligations (Cost $74,231,724)		74,231,724

See accompanying notes which are an integral part of these financial statements.

1

Texas Capital Government Money Market Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)

REPURCHASE AGREEMENTS — 51.59%	Principal Amount	Fair Value
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.68%, dated 6/30/2026 and maturing 7/1/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 7.00% and maturity dates ranging from 8/3/2026 to 6/20/2056 with a par value of $108,522,154 and a collateral value of $78,936,871	$78,000,000	$78,000,000
Tri-Party Repurchase Agreement with US Bancorp, 3.64%, dated 6/30/2026 and maturing 7/1/2026 collateralized by U.S. Treasuries with rates ranging from 1.25% to 3.5% and maturity dates ranging from 5/31/2027 to 8/15/2031 with a par value of $17,954,900 and a collateral value of $17,324,644	17,000,000	17,000,000
Total Repurchase Agreements (Cost $95,000,000)		95,000,000

MONEY MARKET FUNDS — 0.35%	Shares
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.62%(a)	642,192	642,192
Total Money Market Funds (Cost $642,192)		642,192
Total Investments — 99.91% (Cost $183,962,545)		183,962,545
Other Assets in Excess of Liabilities — 0.09%		170,942
NET ASSETS — 100.00%		$184,133,487

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

2

Texas Capital Government Money Market Fund
Statement of Assets and Liabilities
June 30, 2026 - (Unaudited)

Assets
Investments in securities, at fair value (cost $88,962,545)	$88,962,545
Repurchase Agreements (cost $95,000,000)	95,000,000
Cash	9,072
Receivable for fund shares sold	614,451
Dividends and interest receivable	102,914
Receivable from Adviser	21,172
Prepaid expenses	106,652
Total Assets	184,816,806

Liabilities
Payable for fund shares redeemed	516,263
Distributions payable	11,814
Audit fees payable	37,397
Legal fees payable	51,696
Payable to administrator	13,453
Payable to trustees	2,976
Other accrued expenses	49,720
Total Liabilities	683,319
Net Assets	$184,133,487

Net Assets consist of:
Paid-in capital	184,133,234
Accumulated earnings	253
Net Assets	$184,133,487
Shares outstanding (unlimited number of shares authorized, no par value)	184,133,235
Net asset value per share	$1.00

See accompanying notes which are an integral part of these financial statements.

3

Texas Capital Government Money Market Fund
Statement of Operations
For the six months ended June 30, 2026 - (Unaudited)

Investment Income
Interest income	$2,907,468
Total investment income	2,907,468

Expenses
Advisory fees	157,573
Registration	92,527
Administration	62,980
Legal	37,680
Transfer agent fees and expenses	25,122
Audit and tax	12,397
Pricing	11,579
Report printing	9,804
Custodian	7,244
Chief Compliance Officer	4,989
Trustee	2,976
Miscellaneous	31,618
Total expenses	456,489
Fees waived by Adviser	(298,963)
Net operating expenses	157,526
Net investment income	2,749,942

Net increase in net assets resulting from operations	$2,749,942

See accompanying notes which are an integral part of these financial statements.

4

Texas Capital Government Money Market Fund
Statement of Changes in Net Assets

	For the Six
	Months	For the
	Ended June	Year Ended
	30, 2026	December 31,
	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,749,942	$1,267,897
Net realized gain on investment securities	—	253
Net increase in net assets resulting from operations	2,749,942	1,268,150

Distributions to Shareholders from Earnings	(2,749,942)	(1,267,897)

Capital Transactions
Proceeds from shares sold	141,832,419	154,545,127
Reinvestment of distributions	2,582,871	1,234,074
Amount paid for shares redeemed	(88,829,681)	(38,483,131)
Net increase in net assets resulting from capital transactions	55,585,609	117,296,070
Total Increase in Net Assets	55,585,609	117,296,323

Net Assets
Beginning of period	$128,547,878	$11,251,555
End of period	$184,133,487	$128,547,878

Share Transactions
Shares sold	141,832,420	154,545,127
Shares issued in reinvestment of distributions	2,582,871	1,234,074
Shares redeemed	(88,829,681)	(38,483,131)
Net increase in shares outstanding	55,585,610	117,296,070

See accompanying notes which are an integral part of these financial statements.

5

Texas Capital Government Money Market Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended June		Year Ended	Ended
	30, 2026		December	December
	(Unaudited)		31, 2025	31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00

Investment operations:
Net investment income	0.02		0.04	0.22
Total from investment operations	0.02		0.04	0.22

Less distributions to shareholders from:
Net investment income	(0.02)		(0.04)	(0.22)
Total distributions	(0.02)		(0.04)	(0.22)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(b)	1.74	% (c)	4.10%	2.20	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$184,133		$128,548	$11,252
Ratio of net expenses to average net assets after waiver	0.20	% (d)	0.24%	0.25	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	0.58	% (d)	1.12%	3.32	% (d)
Ratio of net investment income to average net assets	3.49	% (d)	3.88%	4.77	% (d)

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Texas Capital Government Money Market Fund
Notes to the Financial Statements
June 30, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

Texas Capital Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”). The Fund commenced operations on July 17, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Fund is to seek to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund currently offers Institutional Class Shares and Lonestar Class Shares. The Lonestar Class Shares have not yet commenced operations.

The Fund operates as a single reportable segment as defined under Accounting Standards Codification (“ASC”) 280, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ASC Topic 946, “Financial Services-Investment Companies, including Accounting Standard Update 2013-08”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the

7

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Fund may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of June 30, 2026, the Fund had undivided interests in joint repurchase agreements with the following counterparties for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for each repurchase agreements.

Tri-Party Repurchase Agreement with Mirae Asset
Securities and Bank of
New York
Coupon	Dated	Due	Amount
3.68%	6/30/2026	7/1/2026	$78,000,000

Tri-Party Repurchase Agreement with US Bancorp

Coupon	Dated	Due	Amount
3.64%	6/30/2026	7/1/2026	$17,000,000

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

8

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

As of and during the six months ended June 30, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund declares dividends daily and pays them monthly. The Fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The Fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Cash – Cash includes amounts due from banks on demand. At times, the balance of such bank accounts may exceed federally insured limits.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $ 1.00 by valuing its portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.

The fund is operating as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Rule 2a-7”). Therefore, the Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or U.S. government securities). As a “government

9

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

money market fund,” the Fund is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$14,088,629	$—	$14,088,629
U.S. Treasury Obligations	—	74,231,724	—	74,231,724
Repurchase Agreements	—	95,000,000	—	95,000,000
Money Market Funds	642,192	—	—	642,192
Total	$642,192	$183,320,353	$—	$183,962,545

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund pays the Adviser a management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.20%.

Advisory fees rate	0.20%
Advisory fees earned	$157,573
Receivable from Adviser	$21,172

Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% and 0.25% of the Fund’s average daily net assets with respect to Institutional Class Shares and Lonestar Class Shares, respectively (the “Expense Limit”), through April 30, 2027. Prior to December 1, 2025, the Fund’s Expense Limit was 0.25%. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years

11

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

after the end of the month in which the Adviser incurred the expense. The Fund waived $298,963 for the six months ended June 30, 2026.

As of June 30, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Fund as follows:

Recoverable through
December 31, 2027	$145,970
December 31, 2028	287,471
June 30, 2029	298,963

State Street Bank and Trust Company (“State Street”) serves as Fund’s custodian. The Fund pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Fund for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties, and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the

12

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. FEDERAL TAX INFORMATION

At June 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$183,962,545

The tax character of distributions paid for the fiscal year ended December 31, 2025, the

Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$953,292
Total distributions paid	$953,292

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$314,858
Distributions payable	(314,605)
Total accumulated earnings	$253

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the year ended December 31, 2025, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 6. PRINCIPAL RISKS

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

13

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the U.S. Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Fund’s prospectus contains more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

NOTE 7. INDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
June 30, 2026 - (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Texas Capital Funds Trust (the “Trust”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (the “Advisory Agreement”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) on behalf of the Texas Capital Government Money Market Fund (the “Fund”), for an additional one-year term. The Board unanimously approved the Advisory Agreement at a meeting held on June 9, 2026, at which all of the Trustees were present.

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Board meeting held on June 9, 2026 (the “Meeting”) and were not the result of any one factor. The Board took into account discussions with the Adviser and information, both written and oral, provided to the Board at and between prior meetings with respect to the services provided by the Adviser to the Fund, including quarterly performance reports prepared by the Adviser containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board at the Meeting and throughout the year was both written and oral. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Fund, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Fund and their background and experience; a summary of the financial condition of the Adviser; a quarterly written report containing the Fund’s performance information; the Adviser’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics

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Additional Information (Unaudited) (continued)

containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management processes and procedures; an annual review of the operation of the Adviser’s compliance program; information regarding the Adviser’s compliance and regulatory history; and information prepared by Morningstar, Inc. (“Morningstar”), an independent third-party data provider, analyzing the performance record, fees and expenses of the Fund to those of a peer group of other mutual funds with similar investment strategies as selected by Morningstar.

In considering the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, the Board considered the Adviser’s asset management, risk management, operations, and compliance experience. The Board considered that the Adviser had summarized the investment strategy used for the Fund. The Board noted that, in addition to reports from the Adviser, on a regular basis it receives and reviews information from the Trust’s CCO regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of the Adviser and any disciplinary history. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of the Adviser’s compliance program and any compliance matters over the past year.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of the Adviser’s management and the quality of the performance of the Adviser’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that the Adviser had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund.

Performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings throughout the year information about the Fund’s performance results. Among other data, the Board considered information for the Fund’s performance for the one-year and since inception periods ended March 31, 2026, as compared to applicable benchmarks provided by Morningstar, comparing the investment performance of the Fund to a universe of peer funds. The Board considered that the gross and net yield performance of the Fund was also provided. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the peer group. The Board evaluated the explanations for any relative underperformance of the Fund during these periods, as well as investment decisions and global economic and other factors that affected the Fund’s investment performance and whether the Fund had performed as expected

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Additional Information (Unaudited) (continued)

over time, as well as any plans to improve performance. The Board took into account that the Fund was being managed in accordance with its investment objective and strategies. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Fund relative to its peer universe.

Based on these considerations, the Board concluded that the Adviser continues to have the capability of providing satisfactory investment performance for the Fund.

Fees and Expenses.

The Board reviewed and considered the advisory fee rate of the Fund that is being paid to the Adviser under the Advisory Agreement and the Fund’s total net expense ratio. The Board reviewed information from Morningstar comparing the Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise and non-determinative, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio.

The Board further considered that the Fund pays the Adviser a management fee at an annual rate stated as a percentage of the average daily net assets of the Fund. The Board also took into account management’s discussion of the Fund’s expenses and also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to the Fund. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement with respect to the Fund was reasonable.

Profitability. The Board considered the Adviser’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on the Fund’s asset level and considered the total profits of the Adviser from its relationship with the Fund and for all funds that the Adviser manages in the aggregate. The Board also considered that, with respect to the Fund, the Adviser had agreed to reimburse expenses to limit net annual operating expenses. The Board concluded that the Adviser’s profitability from its relationship with the Fund and for all funds that the Adviser manages, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund as the Fund grew and whether fee levels reflected these economies. The Board noted that the Fund’s current advisory fee does not include breakpoints and took into account the Adviser’s discussion of the Fund’s fee structure, including the current size of the Fund as well as the level of expenses incurred with respect to the Fund. The Board considered the profitability analysis provided by the Adviser and noted that, while expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

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Additional Information (Unaudited) (continued)

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Fund, including: (a) trading efficiencies resulting from aggregation of orders of the Fund; (b) the Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Fund; and/or (e) the possibility that the working relationship between the Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser. The Trustees noted that with respect to the Fund, benefits to the Adviser may also include offering an affiliated money market fund rather than an unaffiliated one to Texas Capital Bank’s clients, thereby increasing the Fund’s assets and management fees earned by the Adviser. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund, including information and representations made by the Adviser at the Meeting, determined that approval of the Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry).

The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Texas Capital Funds Trust

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date: September 3, 2026

By	/s/ Joel Colpitts
Joel Colpitts
Treasurer and Principal Financial Officer
Date: September 3, 2026